UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Financial Advisory Group, Inc.
Address: 5599 San Felipe, Suite 900
         Houston, Texas 77056

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Curtis Holden
Title: Director of Investment Research
Phone: 713-627-7660

Signature, Place, and Date of Signing:

Curtis Holden               Houston, Texas            April 11,2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              48
                                                  -----------------------

Form 13F Information Table Value Total:            $ 137472.179(x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6      COLUMN 7      COLUMN 8
                            TITLE OF                    VALUE     SHRS OR SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER               CLASS           CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION    MANAGERS  SOLE    SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M CO	                     COM	   88579Y101	375.663	   4211SH		Sole		                    4211
AMERICAN ELEC TECH INC	     COM	   025576109	144.953	  29107SH		Sole		                   29107
APPLE INC	             COM	   037833100	838.77	   1399SH		Sole		                    1399
BAXTER INTERNTL INC	     COM	   071813109	340.387	   5694SH		Sole		                    5694
BOEING CO	             COM	   097023105	499.915	   6722SH		Sole		                    6722
CHEVRON CORP NEW	     COM	   166764100	399.464	   3726SH		Sole		                    3726
CONTINENTAL RESOURCES INC    COM	   212015101	200.819	   2340SH               Sole				    2340
EMERSON ELECTRIC CO	     COM	   291011104	317.62	   6087SH		Sole		                    6087
ENTERPRISE PRODS PRTNR LP    COM	   293792107	379.08	   7511SH		Sole		                    7511
EXXON MOBIL CORP	     COM	   30231G102   2692.793   31048SH		Sole		                   31048
FREEPORT MCMORAN CPPR GLD    COM	   35671D857	277.083	   7284SH		Sole		                    7284
GENERAL ELECTRIC CO	     COM	   369604103	215.873	  10756SH		Sole		                   10756
GOOGLE INC 	             CL A	   38259P508	372.56	    581SH		Sole		                     581
GUGENHEIM ETF        	 S&P500 EQ TRD	   78355W106     6085.7  117326SH		Sole		                  117326
HEWLETT PACKARD CO	     COM	   428236103	286.127	  12007SH		Sole		                   12007
HOME DEPOT INC	             COM	   437076102	264.731	   5262SH		Sole		                    5262
INTERNATIONAL BUSINESS MACHS COM	   459200101	223.881    1073SH		Sole				    1073
ISHARES SILVER TRUST	   ISHARES	   46428Q109	225.152	   7175SH		Sole				    7175
ISHARES TR                BRCLY INTR CR    464288638	299.338	   2750SH		Sole		                    2750
ISHARES TR	         MSCI ACJPN IDX	   464288182	422.905	    7493SH		Sole		                    7493
ISHARES TR	          RUSSLL MIDCP     464287499	977.879	    8832SH		Sole		                    8832
ISHARES TR BARCLYS1-3YRCR    BRCLY	   464288646   1649.913	   15700SH		Sole		                   15700
ISHARES TR BARCLYS MBS BD    BRCLY         464288588	453.606	    4202SH		Sole		                    4202
JPMORGAN CHASE & CO	  ALERN ML ETN	   46625H365  12244.166   312830SH		Sole		                  312830
LOCKHEED MARTIN CORP	     COM	   539830109	339.222     3775SH		Sole		                    3775
MC DONALDS CORP	             COM	   580135101	482.75	    4921SH		Sole		                    4921
NAVIDEA BIOPHARMACEUTICALS I COM	   63937X103	 41        12500SH		Sole				   12500
NORFOLK SOUTHERN CORP	     COM	   655844108	265.163	    4028SH		Sole		                    4028
ORACLE CORP	             COM	   68389X105	485.718	   16657SH		Sole		                   16657
PEPSICO INC	             COM	   713448108	847.024	   12766SH		Sole		                   12766
POWERSHARES ETF TR II	  S&P500 LOW VOL   73937B779   4876.662   181965SH		Sole				  181965
POWERSHS QQQ TRUST 	     UNIT SER 1	   73935A104	880.717	   13038SH		Sole		                   13038
PRECISION CASTPARTS CORP     COM	   740189105	432.25	    2500SH		Sole		                    2500
PROCTER & GAMBLE CO	     COM	   742718109	389.415	    5794SH		Sole		                    5794
SELECT SECTOR SPDR TR	  SBI INT-ENERGY   81369Y506   4265.896	   59455SH		Sole				   59455
SPDR S&P 500 ETF TR  	      TR UNIT	   78462F103  19507.677   138539SH		Sole		                  138539
SPDR S&P MIDCAP 400 ETF TR UTSER1 S&PDCRP  78467Y107  13158.399    72815SH		Sole				   72815
SCHLUMBERGER LTD  	      COM	   806857108	326.084	    4663SH		Sole		                    4663
SPDR DOWJONES INDL AVG ETF    UT SER 1	   78467X109  42161.765   319892SH		Sole		                  319892
SPDR GOLD TRUST               GOLD SHS	   78463V107   1379.155     8507SH		Sole		                    8507
SPDR SERIES TRUST	S&P DIVID ETF	   78464A763   6203.496   109525SH		Sole		                  109525
UNION PAC CORP	              COM	   907818108	309.757	    2882SH		Sole		                    2882
UNITED TECHNCORP	      COM	   913017109	771.508	    9302SH		Sole		                    9302
VANGUARD SPECLIZD PORTFOL  DIV APP ETF	   921908844	321.944	    5600SH		Sole		                    5600
VANGUARD INDEX FDS	   LRG CAP ETF	   922908637   7815.037	  121295SH		Sole		                  121295
VANGUARD INTL EQU IDX F	 MSCI EMR MKT ETF  922042858	825.93	   19000SH		Sole		                   19000
VANGUARD SCOTTSDALE FDS	    SHRT TRM CRP   92206C409	505.856	    6400SH		Sole		                    6400
WAL MART STORES INC	       COM	   931142103	691.376	   11297SH		Sole		                   11297

TOTAL   $137472.179x1000


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